Related Parties - Composition of Board of Directors and Key Management Personnel (Detail) pure in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Number of board of directors and key management personnel	35	39	36
Board Of Directors [member]
Disclosure of transactions between related parties [line items]
Number of board of directors and key management personnel	21	24	22
Senior managers of key management personnel [member]
Disclosure of transactions between related parties [line items]
Number of board of directors and key management personnel	14	15	14